Sep. 23, 2019
Weiss Alternative Balanced Risk Fund
Weiss Alternative Balanced Risk Fund
Weiss Alternative Balanced Risk Fund

Class A	(not available for purchase)
Investor Class	WEIZX
Class I	(not available for purchase)
Class K	WEIKX

a Series of Series Portfolios Trust (the “Trust”)

Supplement to the Prospectus dated February 28, 2019

Effective November 22, 2019, the Board of Trustees of the Trust has approved eliminating the redemption fee for the Weiss Alternative Balanced Risk Fund (the “Fund”). Accordingly, all references to the redemption fee are hereby removed from the Fund’s Prospectus, effective November 22, 2019.

Please retain this Supplement with your Prospectus for future reference.